Trade payables - Additional information (Details)	6 Months Ended
Jun. 30, 2025 EUR (€)
Trade payables.
Increase (Decrease) in total trade payables	€ (97,000)
Increase (Decrease) In invoice to be received.	(800,000)
Increase (Decrease) In Trade payables.	€ 700,000